Right of use assets and lease liabilities - Analysis of maturity lease liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [Abstract]
Lease debt at January 1	€ 3,967	€ 3,305
New lease debts	658	396
Rent expense paid	(1,208)	(886)
Accretion of interest	157	129
Lease modification	30	1,105
Exchange differences	76	(82)
Lease debt at December 31	€ 3,680	€ 3,967